Group employees (Tables)	12 Months Ended
Dec. 31, 2024
Number and average number of employees [abstract]
Summary of Average Number of Persons Employed by Group and Associates

	2024 Number	2023 Number
U.S.	4,021	3,861
AME	31,090	32,948
APMEA	13,098	13,030
Subsidiary undertakings	48,209	49,839
Associates	26,408	25,613
	74,617	75,452